Short-Term Investments - Schedule of Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Short-Term Debt [Line Items]
Short-term investments	¥ 818	$ 117	¥ 4,255
Short-term investments [Member]
Short-Term Debt [Line Items]
Short-term investments	¥ 818		¥ 4,255